Organization and Principal Activities	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Organization and Principal Activities [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring. The Company’s patent portfolio includes United States patents, issued between 2014 and 2024 and set to expire between 2030 and 2038, and certain foreign counterparts, in seven patent families.

The Company was incorporated in 2014 and also operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware in 2009. In 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in a combination of entities under common control.